PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid expenses and other current assets consist) (Details) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
Prepaid Expense, Current [Abstract]
Receivable from the Dutch tax authorities	[1]	$ 0	$ 12,285
Dutch Governmental support - COVID 19	[2]	0	1,068
Receivable from the German authorities - COVID 19	[3]	2,287	1,887
Other		3,275	3,669
Total prepaid expenses and other current assets		$ 5,562	$ 18,909

[1]	The Company is obligated to hold restricted cash in the Netherlands, which is restricted for payments to the tax authorities. From time to time the Company is allowed to make a request to release the money from the restricted account into the regular bank account. As part of the process the Company transfers the requested amount to the Dutch tax authorities, who pay it back after a few weeks into the Company’s regular bank account.
[2]	In the Netherlands, the Company is eligible for payroll support (see note 2).
[3]	In Germany, the employees are eligible for payroll support (see note 2). The Company pays to its German employees their full salary and the Company is being reimbursed by the German government for the payroll support amount.